UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       December 31, 2003
                                               ------------------------------

Check here if Amendment /_/; Amendment Number:
                                               --------------
  This Amendment (Check only one.):  /_/  is a restatement.
                                     /_/  adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:     John C. Bennett Jr.
          -------------------------------------
Address:  One Logan Square
          -------------------------------------
          24th Floor
          -------------------------------------
          18th and Cherry Streets
          -------------------------------------
          Philadelphia, PA  19103-6996
          -------------------------------------

Form 13F File Number: 28- 10248
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mehrdad Mehrespand
           -----------------------------------
Title:     Associate
           -----------------------------------
Phone:     (202) 778-9191
           -----------------------------------

Signature, Place, and Date of Signing:

 /s/ Mehrdad Mehrespand as attorney-in-fact  Washington, D.C. February __, 2004
-------------------------------------------- ---------------- -----------------
               [Signature]                    [City, State]        [Date]


[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

  Form 13F File Number   Name

  28-    04580           PNC Bank Delaware
  28-    07144           Wachovia Bank, N.A.
  28-    00694           JP Morgan Chase & Co.
  28-    03545           Brown Brothers Harriman & Co.
       ---------------   ---------------------------------





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
                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              4
                                            ------------------------

Form 13F Information Table Entry Total:         8
                                            ------------------------

Form 13F Information Table Value Total:         $29,647
                                            ------------------------
                                                  (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


   No.        Form 13F File Number      Name

   1         28-04580                   PNC Bank Delaware
   -----     ------------------------   ---------------------------------

   2         28-07144                   Wachovia Bank, N.A.
   -----     ------------------------   ---------------------------------

   3         28-00694                   JP Morgan Chase & Co.
   -----     ------------------------   ---------------------------------

   4         28-03545                   Brown Brothers Harriman & Co.
   -----     ------------------------   ---------------------------------



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
                           FORM 13-F INFORMATION TABLE

   COLUMN 1      COLUMN 2     COLUMN 3  COLUMN 4           COLUMN 5           COLUMN 6      COLUMN 7        COLUMN 8
   --------      --------     --------  --------           --------           --------      --------        --------

                 TITLE OF                 VALUE     SHRS OR   SH/     PUT/    INVESTMENT       OTHER           VOTING AUTHORITY
NAME OF ISSUER    CLASS          CUSIP   (x$1000)   PRN AMT   PRN     CALL    DISCRETION      MANAGERS     SOLE   SHARED     NONE
--------------    -----          -----   --------   -------   ---     ----    ----------      --------     ----   ------     ----

3MCO             Common        88579Y101   $247     2,900     SH             Sole                           100

                                                                             Shared-other        2,3                2,800

International    Common        459200101   $6,997   75,500    SH             Sole                           300
Business Machs
                                                                             Shared-other        1,2,4              75,200

Abbott Labs      Common        002824950   $5,347   119,250   SH             Sole                           250

                                                                             Shared-other        1,2,4              119,000

Air Prods &      Common        009158106   $1,342   25,200    SH             Sole                           200
Chems Inc.
                                                                             Shared-other        1                  25,000

Automatic Data   Common        053015103   $2,260   56,950    SH             Sole                           250
Processing Inc
                                                                             Shared-other        1,3,4              56,700

Medco Health     Common        58405U102   $364     10,701    SH             Sole                           300
Solutions Inc.
                                                                             Shared-other        1,4                10,401

Pepsico Inc      Common        713448108   $5,761   123,550   SH             Sole                           200

                                                                             Shared-other        1,3                123,350

Procter &        Common        742718109   $7,329   73,375    SH             Sole                           100
Gamble Co
                                                                             Shared-other          1                73,275
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